Principal Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2017
Building
Property, Equipment and Software
Estimated useful lives of assets	20 years
Estimated useful lives of assets	20 years
Decoration
Property, Equipment and Software
Estimated useful lives of assets	5 years
Estimated useful lives of assets	5 years
Leasehold improvements
Property, Equipment and Software
Estimated useful lives of assets	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment
Property, Equipment and Software
Estimated useful lives of assets	5-10 years
Furniture, fixtures and office equipment | Equal to or more than
Property, Equipment and Software
Estimated useful lives of assets	5 years
Furniture, fixtures and office equipment | Less than
Property, Equipment and Software
Estimated useful lives of assets	10 years
Vehicles
Property, Equipment and Software
Estimated useful lives of assets	5 years
Estimated useful lives of assets	5 years
Servers and computers
Property, Equipment and Software
Estimated useful lives of assets	3 years
Estimated useful lives of assets	3 years
Software
Property, Equipment and Software
Estimated useful lives of assets	3 years
Estimated useful lives of assets	3 years